BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Current	$1,028	$985
Non-current	13,172	12,128
Total	$14,200	$13,113

	Maturity	Annual Rate	Currency	As of
				June 30, 2019	December 31, 2018
Corporate revolving credit facility	June 30, 2023	LIBOR plus 1.2%	US$	$—	$510
Medium-term notes(1):
Non-current:
Public - Canadian	October 30, 2020	3.5%	C$	286	275
Public - Canadian	March 11, 2022	3.5%	C$	344	330
Public - Canadian	February 22, 2024	3.3%	C$	229	220
Public - Canadian	February 22, 2024	3.3%	C$	305	293
Public - Canadian	September 11, 2028	4.2%	C$	382	365
Total				$1,546	$1,993

1.	See Note 12 Subsidiary Public Issuers for further details.